Investment Objectives and Goals - BufferLABS US Equity Dynamic Buffer ETF	Sep. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	BUFFERLABS US EQUITY DYNAMIC BUFFER ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The BufferLABS US Equity Dynamic Buffer ETF (the “Fund”) seeks to achieve capital appreciation with limited downside protection.